Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) - Non-U.S. Pension Plan - Non-U.S. Pension Plan
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	4.45%	1.80%
Expected return on plan assets	5.65%	5.65%	2.90%